CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Class B Common Stock	Common Class B	Class A Common Stock subject to possible redemption Common Stock	Additional Paid-in Capital	Accumulated Deficit	Private Placement	Total
Beginning balance at Aug. 19, 2020	$ 0		$ 0	$ 0	$ 0		$ 0
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Aug. 19, 2020	0		0
Issuance of Class B common stock to Sponsor	$ 791			24,209			25,000
Issuance of Class B common stock to Sponsor (in shares)	7,906,250
Net loss		$ (2,286)			(2,286)		(2,286)
Ending balance at Dec. 31, 2020	$ 791			24,209	(2,286)		22,714
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 31, 2020	7,906,250
Accretion for Class A ordinary shares to redemption amount				(8,068,251)	(9,383,214)		(17,451,465)
Sale of 832,500 Private Placement Units,Net			$ 83	8,044,042			8,044,125
Shares issued (in shares)			832,500			832,500
October 4, 2021 Class B conversion	$ (791)		$ 791
October 4, 2021 Class B conversion (in shares)	(7,906,250)		7,906,250
Net loss					(24,805,124)		(24,805,124)
Ending balance at Dec. 02, 2021			$ 874		(34,190,624)		(34,189,750)
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 02, 2021			8,738,750
Beginning balance at Dec. 31, 2020	$ 791			$ 24,209	(2,286)		22,714
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 31, 2020	7,906,250
Beginning balance at Dec. 02, 2021			$ 874		(34,190,624)		(34,189,750)
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 02, 2021			8,738,750
Beginning balance at Dec. 02, 2021			$ 874		$ (34,190,624)		$ (34,189,750)
STOCKHOLDERS' EQUITY (DEFICIT) (in shares) at Dec. 02, 2021			8,738,750